Commitments - Future minimum contractual obligations (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Calypso Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
2023	$ 11,100
2024	18,500
Total	29,600
Daxos Maritime Limited and Paralus Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
2023	0
2024	24,785
Total	24,785
Paralus Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
2023	0
2024	24,785
Total	$ 24,785